FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

13.         FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its amounts due from/to related parties, equity investments without readily determinable fair values and short-term and long-term debt, payable to investors and amount due from OPI at amortized cost. The carrying values of cash and cash equivalents and restricted cash approximated fair value and represented a level 1 measurement. The carrying value of the debt obligations approximate fair value considering the borrowing rates are at the same level of the current market yield for the comparable debts and represent a level 2 measurement. The carrying value of amount due from OPI approximates its fair value since the interest rates is considered to reflect market interest rate. The carrying value of current amounts due from /to other related parties’ approximate fair value due to their relatively short maturity.

Assets and liabilities measured at fair value on a recurring basis

The Company measures its financial assets and liabilities, including short-term investments, equity investments with readily determinable fair values and contingent consideration at fair value on a recurring basis as of December 31, 2019 and 2020. The short-term investments are categorized in Level 2 of the fair value hierarchy. Contingent consideration as of December 31, 2019 and 2020 is classified within Level 3 of the fair value hierarchy because the fair value is determined by using a significant number of unobservable inputs which are further described below.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2019 and 2020, respectively:

	As of December 31, 2019				As of December 31, 2020
	Fair Value Measurement at the Reporting Date				Fair Value Measurement at the Reporting Date
	using				using
	Quoted				Quoted
	price in				price in
	active				active
	markets	Significant			markets	Significant
	for	other	Significant		for	other	Significant
	identical	observable	unobservable		identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$1,436	$—	$1,436	$—	$—	$—	$—
Contingent consideration	—	—	(1,032)	(1,032)	—	—	(2,059)	(2,059)
Total	$—	$1,436	$(1,032)	$404	$—	$—	$(2,059)	$(2,059)

The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2018, 2019 and 2020.

In connection with the Kaixin Offering closing on April 30, 2019, the dealers and after-sale service center operators became entitled to a minimum number of 4.18 million shares of KAH based on their historical performance. Because such share consideration payment will be delivered, without being affected by the outcome of the other consideration payment triggers, the fair value of US$ 20.8 million related to this consideration payment was reclassified from liability classified contingent consideration to equity classified contingent consideration, such fair value is calculated based on the number of shares multiplied by the share price upon the closing of Kaixin Offering.

As of December 31, 2020 and 2019, contingent consideration was related to certain consideration payment triggers, such as the performance of each dealer and after-sale service center operator for each of the five years’ following April 30, 2019 and KAH’s share price from May 1, 2019 to October 31, 2021. The fair value of the contingent consideration was estimated with the following key assumptions 1) none of the dealer or after-sale service center operator will meet any performance condition for each of the five years’ following April 30, 2019; 2) Renren Inc. will not receive any earnout shares and 3) Renren Inc. will receive the indemnification shares.

The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2019 and 2020:

Amounts
Balance at January 1, 2019	$105,670
Fair value change	(86,256)
Exchange difference	2,467
Contingent liability reclassified into equity	(20,849)
Balance at December 31, 2019	1,032
Fair value change	1,027
Exchange difference	—
Balance at December 31, 2020	$2,059

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Company measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates.

Goodwill is evaluated for impairment annually or more frequently if events or conditions were to indicate the carrying value of a reporting unit may be greater than its fair value. Impairment testing compares the carrying amount of the reporting unit with its fair value. In 2019, the Company performed annual impairment tests for goodwill using the discounted cash flow method. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs including projected cash flows and estimated risk-adjusted rates of return that would be utilized by market participants in valuing these assets or prices of similar assets, see Note 7.